PGIM S&P 500 Max Buffer ETF - March N-1A Cover	Nov. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 03, 2025
Prospectus Date	Dec. 16, 2024